Label	Element	Value
C000196739 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	12.80%
C000196739 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	10.10%
C000196739 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	20.50%
C000228148 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	28.00%
C000228148 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.70%
C000228148 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	21.80%